IMPAIRMENT OF LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
IMPAIRMENT OF LONG-LIVED ASSETS
Schedule of analysis determined to recognize / (reverse) an impairment for losses

Generation

				Assets held for
Cash-Generating Unit	12/31/2017	Additions	Reversals	sale	12/31/2018
UTN Angra 3	9,900,353	652,576	(6,506,287)	—	4,046,642
UHE Samuel	308,846	—	(1,980)	—	306,866
UHE Batalha	385,269	—	(8,264)	—	377,005
Candiota Fase B	366,298	—	—	—	366,298
Candiota Fase C	362,631	—	(293,925)	—	68,706
Casa Nova I	346,325	—	(41,503)	—	304,822
Complexo Eólico Pindaí	123,891	—	(44,905)	—	78,986
Complexo Eólico Pindaí II	54,531	—	(53,517)	—	1,014
Complexo Eólico Pindaí III	25,854	—	(25,703)	—	151
UTE Santa Cruz	693,560	38,428	—	—	731,988
UHE Simplício	279,515	—	(80,575)	—	198,940
UTE Camaçari	280,569	—	—	—	280,569
Eólica Hermenegildo III	76,623	—	—	(76,623)	—
Eólica Hermenegildo II	97,580	—	—	(97,580)	—
Eólica Hermenegildo I	92,749	—	—	(92,749)	—
Livramento	129,869	215,340	(18,511)	—	326,698
Eólica Chuí IX	27,159	—	—	(27,159)	—
Others	272,323	13,695	(219,651)	—	66,367
Total	13,823,945	920,039	(7,294,821)	(294,111)	7,155,052

Cash-Generating Unit	12/31/2016	Additions	Reversals	12/31/2017
UTN Angra 3	8,949,393	950,960	—	9,900,353
UHE Samuel	435,860	—	(127,014)	308,846
UHE Batalha	407,703	—	(22,434)	385,269
Candiota Fase B	356,065	10,233	—	366,298
Candiota Fase C	—	362,631	—	362,631
Casa Nova I	324,869	21,456	—	346,325
Complexo Eólico Pindaí	—	123,891	—	123,891
Complexo Eólico Pindaí II	—	54,531	—	54,531
Complexo Eólico Pindaí III	—	25,854		25,854
UTE Santa Cruz	—	693,560	—	693,560
UHE Simplício	342,328	—	(62,813)	279,515
UTE Camaçari	303,911	—	(23,342)	280,569
UHE Serra da Mesa	199,184	—	(199,184)	—
Eólica Hermenegildo III	145,319	—	(68,696)	76,623
Eólica Hermenegildo II	143,029	—	(45,449)	97,580
UHE Passo São João	130,292	—	(57,679)	72,613
Eólica Hermenegildo I	129,769	—	(37,020)	92,749
Livramento	—	129,869	—	129,869
UTE Coaracy Nunes	77,551	—	—	77,551
PCH João Borges	52,530	—	(5,437)	47,093
UHE São Domingos	44,252	—	(44,252)	—
PCH Rio Chapéu	41,755	—	(4,691)	37,064
Eólica Chuí IX	37,028	—	(9,869)	27,159
UTE Santana	27,840	—	—	27,840
UTE Mauá III	—	2,255	—	2,255
Others	52,138	—	(44,231)	7,907
Total	12,200,816	2,375,240	(752,111)	13,823,945

Cash-Generating Unit	12/31/2015	Additions	Reversals	12/31/2016
UTN Angra 3	5,922,141	3,027,252	—	8,949,393
UHE Samuel	417,632	18,228	—	435,860
UHE Batalha	559,345	—	(151,642)	407,703
Candiota Fase B	119,939	236,126	—	356,065
Casa Nova I	163,496	161,373	—	324,869
UHE Simplício	380,220	—	(37,892)	342,328
UTE Camaçari	343,765	—	(39,854)	303,911
UHE Serra da Mesa	—	199,184	—	199,184
Eólica Hermenegildo III	75,598	69,721	—	145,319
Eólica Hermenegildo II	65,815	77,214	—	143,029
UHE Passo São João	118,132	12,160	—	130,292
Eólica Hermenegildo I	56,301	73,468	—	129,769
UTE Coaracy Nunes	77,551	—	—	77,551
PCH João Borges	44,038	8,492	—	52,530
UHE São Domingos	44,703	—	(451)	44,252
PCH Rio Chapéu	37,279	4,476	—	41,755
Eólica Chuí IX	22,631	14,397	—	37,028
UTE Santana	27,840	—	—	27,840
UTE Mauá III	102,191	—	(102,191)	—
Other	81,717	—	(29,579)	52,138
Total	8,660,334	3,902,091	(361,609)	12,200,816

Transmission

		IFRS 15
Cash-Generating Unit	12/31/2017	Adoption	12/31/2018
CC 061-2001	1,115,862	(1,115,862)	—
CT 006-2010 - LT Mascarenha/ Linhares (ES)	25,638	(25,638)	—
LT Jauru Porto Velho	252,757	(252,757)	—
CC 018-2012 Mossoró Ceará Mirim	100,497	(100,497)	—
CC 005-2012 Jardim NSra Socorro	89,830	(89,830)	—
CC 006-2009 Suape II e III	88,101	(88,101)	—
CC 014-2008 Eunápolis TFreitas	86,771	(86,771)	—
CC 020-2010 Igaporâ BJLapa	69,268	(69,268)	—
CC 017-2009 Natal III Sta Rita	59,517	(59,517)	—
LT Funil-Itapebi	53,541	(53,541)	—
LT Camaçari IV - Sapeaçu	52,864	(52,864)	—
LT Pólo	9,044	(9,044)	—
Tucuruí/Miramar	18,660	(18,660)	—
CC 010-2011 Paraíso Lagoa Nova	44,800	(44,800)	—
SE Coletora Porto Velho	3,186	(3,186)	—
LT Recife II - Suape II	45,125	(45,125)	—
CC 010-2007 Ibicoara Brumado	40,611	(40,611)	—
CC 017-2012 Mirueira Jaboatão	31,184	(31,184)	—
CC 018-2009 Eunáp TFreitas C2	30,232	(30,232)	—
CC 019-2012 Igaporã Pindaí	21,506	(21,506)	—
LT Presidente Médice - Santa Cruz	18,544	(18,544)	—
CC 015-2012 Camaçari IV Pirajá	18,060	(18,060)	—
LT Campos Novos - Nova Santa Rita	17,197	(17,197)	—
LT Monte Claro - Garibaldi	5,001	(5,001)	—
Conversora Uruguaiana	1,720	(1,720)	—
SE Ivinhema	6,415	(6,415)	—
Others	287,291	(287,291)	—
	2,593,222	(2,593,222)	—

Upon the adoption of IFRS 15, the Company remeasured the transmission assets, being the impairment previously recognized included in the remeasurement of the new recognized contractual assets . See further details in explanatory notes 3.1.2 and 16.

				Classification-
Cash-Generating Unit	12/31/2016	Additions	Reversals	Held for Sale	12/31/2017
CC 061‑2001	2,077,006	—	(961,144)	—	1,115,862
CT 006-2010 - LT Mascarenha/ Linhares (ES)	—	25,638	—	—	25,638
LT Jauru Porto Velho	311,545	—	(58,788)	—	252,757
CC 018‑2012 Mossoró Ceará Mirim	100,497	—	—	—	100,497
CC 005‑2012 Jardim NSra Socorro	89,830	—	—	—	89,830
CC 006‑2009 Suape II e III	88,101	—	—	—	88,101
CC 014‑2008 Eunápolis TFreitas	81,995	4,776	—	—	86,771
CC 020‑2010 Igaporâ BJLapa	69,268	—	—	—	69,268
LT Ribeiro Gonçalves - Balsas	65,000	—	(65,000)	—	—
CC 017‑2009 Natal III Sta Rita	59,517	—	—	—	59,517
LT Funil-Itapebi	53,541	—	—	—	53,541
LT Camaçari IV - Sapeaçu	50,106	2,758	—	—	52,864
LT Pólo	—	9,044	—	—	9,044
Tucuruí/Miramar	16,069	2,591	—	—	18,660
CC 010‑2011 Paraíso Lagoa Nova	44,800	—	—	—	44,800
SE Coletora Porto Velho	43,973	—	(40,787)	—	3,186
LT Recife II - Suape II	43,153	1,972	—	—	45,125
CC 010‑2007 Ibicoara Brumado	40,611	—	—	—	40,611
CC 017‑2012 Mirueira Jaboatão	31,184	—	—	—	31,184
CC 018‑2009 Eunáp TFreitas C2	30,232	—	—	—	30,232
SE Caxias / Ijuí / N. Petrópolis / Lajeado	27,553	—	(27,553)	—	—
CC 019‑2012 Igaporã Pindaí	21,506	—	—	—	21,506
LT Presidente Médice - Santa Cruz	20,611	—	(2,067)	—	18,544
CC 015‑2012 Camaçari IV Pirajá	18,060	—	—	—	18,060
LT Campos Novos - Nova Santa Rita	16,847	350	—	—	17,197
Others	269,033	194,185	—	(162,791)	300,427
	3,670,038	241,314	(1,155,339)	(162,791)	2,593,222

Cash Generating Unit	12/31/2015	Additions	Reversions	12/31/2016
CC 061‑2001	174,389	1,902,617	—	2,077,006
LT Jauru Porto Velho	126,025	185,520	—	311,545
CC 018‑2012 Mossoró Ceará Mirim	100,497	—	—	100,497
CC 005‑2012 Jardim NSra Socorro	89,830	—	—	89,830
CC 006‑2009 Suape II e III	88,101	—	—	88,101
CC 014‑2008 Eunápolis TFreitas	64,773	17,222	—	81,995
CC 020‑2010 Igaporâ BJLapa	69,268	—	—	69,268
LT Ribeiro Gonçalves - Balsas	35,574	29,426	—	65,000
CC 017‑2009 Natal III Sta Rita	59,517	—	—	59,517
LT Funil-Itapebi	54,597	—	(1,056)	53,541
LT Camaçari IV - Sapeaçu	39,552	10,554	—	50,106
CC 010‑2011 Paraíso Lagoa Nova	44,800	—	—	44,800
SE Coletora Porto Velho	34,123	9,850	—	43,973
LT Recife II - Suape II	28,325	14,828	—	43,153
CC 010-2007 Ibicoara Brumado	40,611	—	—	40,611
CC 017‑2012 Mirueira Jaboatão	31,184	—	—	31,184
CC 018‑2009 Eunáp TFreitas C2	30,232	—	—	30,232
SE Caxias / Ijuí / N. Petrópolis / Lajeado	32,259	—	(4,706)	27,553
CC 019‑2012 Igaporã Pindaí	21,506	—	—	21,506
LT Presidente Médice - Santa Cruz	27,339	—	(6,728)	20,611
CC 015‑2012 Camaçari IV Pirajá	18,060	—	—	18,060
LT Campos Novos - Nova Santa Rita	30,822	—	(13,975)	16,847
Other	65,098	220,004	—	285,102
	1,306,482	2,390,021	(26,465)	3,670,038

Administration

Intangible assets - Administration	12/31/2017	Reversals	12/31/2018
Livramento	215,340	(215,340)	—
Others	48,913	(469)	48,444
Total	264,253	(215,809)	48,444

Intangible assets - Administration	12/31/2016	Additions	12/31/2017
Livramento	—	215,340	215,340
Others	—	48,913	48,913
Total	—	264,253	264,253

Schedule of impairment recognized in the balance sheet, by operating segment

	12/31/2018
	Generation	Administration	Total
Fixed assets	6,920,858	—	6,920,858
Intangible assets	234,194	48,444	282,638
Total	7,155,052	48,444	7,203,496

	12/31/2017
	Generation	Transmission	Administration	Total
Fixed assets	13,804,579	—	—	13,804,579
Intangible assets	19,366	—	264,253	283,619
Financial assets	—	2,593,222	—	2,593,222
Total	13,823,945	2,593,222	264,253	16,681,420

Schedule of percentage of recoverable amount exceeds the book value of fixed assets

	Discount	Provision for		VR/VC - 1	VR/VC-1	Impairment
Cash-Generating Unit	rate	impairment in 2018	VR/VC- 1	(5% var)	(10% var)	risk
HPP Balbina	5.92%	—	75.99%	74.06%	72.16%	—
TPP Aparecida Complexo	5.92%	—	24.02%	23.57%	23.13%	—
TPP Maua 3	5.92%	—	224.01%	215.40%	207.14%	—
Geração Boa Esperança	5.86%	—	281.34%	262.50%	244.52%	—
Geração Complexo PA + Moxotó	5.86%	—	2284.47%	2203.85%	2126.85%	—
Geração Curemas	5.92%	—	48.32%	46.69%	45.09%	—
Geração Funil	5.86%	—	765.53%	669.14%	577.96%	—
Geração Pedra	5.86%	—	181.87%	165.47%	149.90%	—
Geração Sobradinho	5.92%	—	722.40%	630.97%	617.44%	—
Geração Xingó	5.86%	—	8755.84%	8606.13%	8416.29%	—
HPP Itaparica	5.86%	—	1933.47%	1864.30%	1798.21%	—
HPP Curuá-Una	5.92%	—	1.51%	(3.28)%	(7.90)%	3,857
HPP Tucuruí	5.92%	—	252.90%	248.75%	244.66%	—
Angra 1 and 2	5.86%	—	56.17%	52.80%	49.54%	—
EOL CERRO CHATO I*	5.92%	—	29.54%	26.51%	23.61%	—
EOL CERRO CHATO II*	5.92%	—	34.99%	31.82%	28.78%	—
EOL CERRO CHATO III*	5.92%	—	36.32%	33.12%	30.05%	—
HPP GOV. JAYME C. JÚNIOR	5.92%	—	39.80%	36.39%	33.13%	—
HPP S. DOMINGOS	5.92%	—	3.96%	1.79%	(0.31)%	1,225
HPP DE ITUMBIARA	5.92%	—	3237.27%	3223.83%	3210.49%	—
HPP DE MASCAR MORAES	5.92%	—	933.97%	920.71%	907.68%	—
HPP DE SERRA DA MESA	5.92%	—	135.20%	125.80%	116.86%	—
HPP DE MANSO	5.92%	—	115.58%	109.52%	103.70%	—